Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2017
Financial Instruments and Fair Value Measurements [Abstract]
Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Loss
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Loss Recognized	2016	2017
Interest rate swaps	Loss on interest rate swaps	$(709)	$-
Total		$(709)	$-